Registration Nos. 2-80751

811-3618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Post-Effective Amendment No. 59

☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No. 61

☑

(Check appropriate box or boxes)

Metropolitan Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

501 Boylston Street Boston, Massachusetts (Address of Principal Executive Office)	02116 (Zip Code)

Registrant’s Telephone Number, Including Area Code: 617-578-4036

MICHAEL LAWLOR, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, MA 02116

(Name and Address of Agent for Service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that the filing will become effective (check appropriate box)

☑  immediately upon filing pursuant to paragraph (b) of Rule 485.

☐  on (date) pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on (date) pursuant to paragraph (a)(1) of Rule 485.

☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 19th day of May, 2011.

METROPOLITAN SERIES FUND, INC.
(Registrant)

By:	/s/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date
/s/ ELIZABETH M. FORGET Elizabeth M. Forget President and Chief Executive Officer (Principal Executive Officer)	May 19, 2011

* Steve A. Garban Director

* Linda Strumpf Director

* Michael S. Scott Morton Director

* Arthur G. Typermass Director

* Nancy Hawthorne Director

* John T. Ludes Director

* Dawn M. Vroegop Director

* Keith M. Schappert Director

/s/ PETER H. DUFFY Peter H. Duffy Treasurer (Principal Financial and Accounting Officer)	May 19, 2011

*BY: /S/ MICHAEL LAWLOR Michael Lawlor Attorney-in-Fact	May 19, 2011

INDEX TO EXHIBITS

Exhibit No.	Title of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase